Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	497
Document Period End Date	Dec 31, 2012
Registrant Name	VAN ECK VIP TRUST
Central Index Key	0000811976
Amendment Flag	false
Document Creation Date	Jul 19, 2013
Document Effective Date	Jul 19, 2013
Prospectus Date	May 1, 2013

Initial Class Prospectus | Van Eck VIP Unconstrained Emerging Markets Bond Fund | Initial Class
Van Eck VIP Unconstrained Emerging Markets Bond Fund
INVESTMENT OBJECTIVE
The Van Eck VIP Unconstrained Emerging Markets Bond Fund seeks high total return—income plus capital appreciation—by investing globally, primarily in a variety of debt securities.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not include fees and expenses imposed under your variable annuity contract and/or variable life insurance policy. Because these fees and expenses are not included, the fees and expenses that you will incur will be higher than the fees and expenses set forth in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Initial Class Prospectus Van Eck VIP Unconstrained Emerging Markets Bond Fund Initial Class
Management Fees		1.00%
Other Expenses		0.18%
Total Annual Fund Operating Expenses		1.18%
Fees/Expenses Waived or Reimbursed	[1]	0.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.10%
[1]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.10% of the Fund's average daily net assets per year until May 1, 2014. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include fees and expenses imposed under your variable annuity contract and/or variable life insurance policy. Because these fees and expenses are not included, the fees and expenses that you will incur will be higher than the fees and expenses set forth in the example.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem all of your shares at the end of these periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Initial Class Prospectus Van Eck VIP Unconstrained Emerging Markets Bond Fund Initial Class	112	367	641	1,425

Held
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Initial Class Prospectus Van Eck VIP Unconstrained Emerging Markets Bond Fund Initial Class	112	367	641	1,425

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate that the Fund pays higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The Fund’s turnover rate is expected to be significantly higher going forward due to changes to the Fund’s principal investment strategies implemented on May 1, 2013.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its net assets in emerging market debt securities. An instrument will qualify as an emerging market debt security if it is either (i) issued by an emerging market government, quasi- government or corporate entity (regardless of the currency in which it is denominated) or (ii) denominated in the currency of an emerging market country (regardless of the location of the issuer). The Fund may also invest in non-emerging market debt securities. There is no limit on the amount the Fund may invest in one country or in securities denominated in one currency. The Fund may also invest in debt securities rated below investment grade (“junk bonds”). The Fund is considered to be “non-diversified” which means that it may invest in fewer securities than a “diversified” fund.

The Fund invests in debt issued in emerging market and developed market currencies by governments and government- owned, controlled, or related entities (and their agencies and subdivisions), and by corporations. The Fund may invest in corporate bonds, debentures, notes, commercial paper, time deposits, and certificates of deposit, as well as debt obligations, which may have a call on a common stock or commodity by means of a conversion privilege or attached warrants.

The Fund may also invest in emerging market or developed market currencies. The Fund may use derivative instruments denominated in any currency to enhance return, hedge (or protect) the value of its assets against adverse movements in commodity prices, currency exchange rates, interest rates and movements in the securities markets, manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities. The Fund may also use derivative instruments to implement “cross-hedging” strategies, which involve the use of one currency to hedge against the decline in the value of another currency, or to hedge the value of a currency that is embedded in the value of another currency (for example, the value of the Euro that may be embedded in the Polish Zloty). The Fund expects to use forward currency contracts; futures on securities, indices, currencies, commodities, swaps and other investments; options; and interest rate swaps, cross- currency swaps, total return swaps and credit default swaps. The Fund may also invest in credit-linked notes. The notional value of a cash-settled forward currency contract or other derivative instrument on an emerging market currency (or a currency that is embedded in an emerging market currency) or security will be treated as an emerging market debt security for purposes of complying with the Fund’s policy of investing at least 80% of its net assets in emerging market debt securities.

The Adviser has broad discretion to identify countries that it considers to qualify as emerging markets. The Adviser selects emerging market countries and currencies that the Fund will invest in based on the Adviser’s evaluation of economic fundamentals, legal structure, political developments and other specific factors the Adviser believes to be relevant. The Fund’s investment strategy normalizes countries’ economic fundamentals and compares them to the valuations of the relevant asset prices, particularly the relevant currency’s valuation, the relevant currency’s interest rate, and the relevant hard-currency security’s credit spread. The Fund may invest in instruments whose return is based on the return of an emerging market security such as a derivative instrument, rather than investing directly in emerging market securities.

While the Fund may purchase securities of any maturity or duration, under normal conditions, the Adviser expects the portfolio’s average duration to range between two and ten years.

The Fund’s holdings may include issues denominated in currencies of emerging countries, investment companies (like country funds) that invest in emerging countries, and American Depositary Receipts, and similar types of investments, representing emerging markets securities.

The Fund may invest up to 20% of its net assets in securities issued by other investment companies (each an “Underlying Fund”), including exchange-traded funds (“ETFs”). The Fund may also invest in money market funds, but these investments are not subject to this limitation. The Fund may invest in ETFs to participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted.

PRINCIPAL RISKS

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.

Below Investment Grade Securities. Below investment grade securities (sometimes referred to as “junk bonds”) are more speculative than higher-rated securities. These securities have a much greater risk of default and may be more volatile than higher-rated securities of similar maturity. These securities may be less liquid and more difficult to value than higher-rated securities.

Credit. Credit risk is the risk that the issuer or guarantor of a debt security or the counterparty to an over-the-counter contract (including many derivatives) will be unable or unwilling to make timely principal, interest or settlement payments or otherwise honor its obligations. The Fund invests in debt securities that are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the value of the securities.

Currency Management Strategies. Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund’s exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser anticipates.

Debt Securities. Debt securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Derivatives. The use of derivatives, such as swap agreements, options, warrants, futures contracts, currency forwards and structured notes, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying currency security, asset, index or reference rate. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. Also, a liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over the counter instruments may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to counterparty risk.

Emerging Markets Securities. Emerging markets securities typically present even greater exposure to the risks described under “Foreign Securities” and may be particularly sensitive to certain economic changes. Emerging markets securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade.

Foreign Currency. Investments in global markets or securities that are denominated in foreign currencies give rise to foreign currency exposure. The U.S. dollar value of these investments will vary depending on changes in exchange rates and the performance of the underlying assets.

Foreign Securities. Foreign investments are subject to greater risks than U.S. domestic investments. These additional risks may include exchange rate fluctuations and exchange controls; less publicly available information; more volatile or less liquid securities markets; and the possibility of arbitrary action by foreign governments, or political, economic or social instability. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

Hedging. Losses or gains generated by a derivative or other instrument or practice used by the Fund for hedging purposes (including for hedging interest rate risk and credit risk) should be substantially offset by gains or losses on the hedged investment. However, the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Investments in Other Investment Companies. The Fund’s investment in another investment company may subject the Fund indirectly to the underlying risks of the investment company. The Fund also will bear its share of the underlying investment company’s fees and expenses, which are in addition to the Fund’s own fees and expenses.

Market. Market risk refers to the risk that the market prices of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. In general, equity securities tend to have greater price volatility than debt securities.

Non-Diversification. A non-diversified fund’s greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

PERFORMANCE

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance and one or more other performance measures. For instance, the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified (GBI-EM) tracks local currency bonds issued by emerging markets governments and spans over 15 countries. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Furthermore, the Fund implemented changes to its principal investment strategies on May 1, 2013. If the Fund had invested its assets in accordance with its current principal investment strategies since inception, the performance of the Fund would have been different than that shown below.

Fees and expenses imposed under your variable annuity contract and/or variable life insurance policy are not reflected; if these amounts were reflected, returns would be lower than those shown. Additionally, large purchases and/or redemptions of shares of a class, relative to the amount of assets represented by the class, may cause the annual returns for each class to differ. Updated performance information for the Fund is available on the Van Eck website at vaneck.com.

INITIAL CLASS: Annual Total Returns (%) as of 12/31 (1)

(1) On May 1, 2013, the J.P.Morgan Government Bond Index-Emerging Markets Global Diversified replaced the S&P Citigroup World Government Bond Index as the Fund’s broad-based benchmark index. The Fund changed indexes due to changes to the Fund’s principal investment strategies implemented on May 1, 2013. If the Fund had invested its assets in accordance with its current principal investment strategies since inception, the performance of the Fund would have been different than shown.

Best Quarter:	+8.36	3Q ’10
Worst Quarter:	-3.89	3Q ’08

Average Annual Total Returns as of 12/31/12
Average Annual Returns Initial Class Prospectus Van Eck VIP Unconstrained Emerging Markets Bond Fund	1 Year	5 Years	10 Years	Inception Date
Initial Class	5.55%	5.88%	6.88%	Sep 1, 1989
Initial Class J.P. Morgan Government Bond Index-Emerging Markets Global Diversified (reflects no deduction for expenses or taxes)	16.76%	8.93%	12.29%
Initial Class S&P�� Citigroup World Government Bond Index (reflects no deduction for expenses or taxes)	1.65%	5.27%	6.04%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Van Eck VIP Unconstrained Emerging Markets Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Van Eck VIP Unconstrained Emerging Markets Bond Fund seeks high total return—income plus capital appreciation—by investing globally, primarily in a variety of debt securities.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not include fees and expenses imposed under your variable annuity contract and/or variable life insurance policy. Because these fees and expenses are not included, the fees and expenses that you will incur will be higher than the fees and expenses set forth in the table.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Fees/Expenses Waived or Reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate that the Fund pays higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The Fund’s turnover rate is expected to be significantly higher going forward due to changes to the Fund’s principal investment strategies implemented on May 1, 2013.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include fees and expenses imposed under your variable annuity contract and/or variable life insurance policy. Because these fees and expenses are not included, the fees and expenses that you will incur will be higher than the fees and expenses set forth in the example.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem all of your shares at the end of these periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	367
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	641
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,425
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Held
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	112
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	367
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	641
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,425
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund invests at least 80% of its net assets in emerging market debt securities. An instrument will qualify as an emerging market debt security if it is either (i) issued by an emerging market government, quasi- government or corporate entity (regardless of the currency in which it is denominated) or (ii) denominated in the currency of an emerging market country (regardless of the location of the issuer). The Fund may also invest in non-emerging market debt securities. There is no limit on the amount the Fund may invest in one country or in securities denominated in one currency. The Fund may also invest in debt securities rated below investment grade (“junk bonds”). The Fund is considered to be “non-diversified” which means that it may invest in fewer securities than a “diversified” fund.

The Fund invests in debt issued in emerging market and developed market currencies by governments and government- owned, controlled, or related entities (and their agencies and subdivisions), and by corporations. The Fund may invest in corporate bonds, debentures, notes, commercial paper, time deposits, and certificates of deposit, as well as debt obligations, which may have a call on a common stock or commodity by means of a conversion privilege or attached warrants.

The Fund may also invest in emerging market or developed market currencies. The Fund may use derivative instruments denominated in any currency to enhance return, hedge (or protect) the value of its assets against adverse movements in commodity prices, currency exchange rates, interest rates and movements in the securities markets, manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities. The Fund may also use derivative instruments to implement “cross-hedging” strategies, which involve the use of one currency to hedge against the decline in the value of another currency, or to hedge the value of a currency that is embedded in the value of another currency (for example, the value of the Euro that may be embedded in the Polish Zloty). The Fund expects to use forward currency contracts; futures on securities, indices, currencies, commodities, swaps and other investments; options; and interest rate swaps, cross- currency swaps, total return swaps and credit default swaps. The Fund may also invest in credit-linked notes. The notional value of a cash-settled forward currency contract or other derivative instrument on an emerging market currency (or a currency that is embedded in an emerging market currency) or security will be treated as an emerging market debt security for purposes of complying with the Fund’s policy of investing at least 80% of its net assets in emerging market debt securities.

The Adviser has broad discretion to identify countries that it considers to qualify as emerging markets. The Adviser selects emerging market countries and currencies that the Fund will invest in based on the Adviser’s evaluation of economic fundamentals, legal structure, political developments and other specific factors the Adviser believes to be relevant. The Fund’s investment strategy normalizes countries’ economic fundamentals and compares them to the valuations of the relevant asset prices, particularly the relevant currency’s valuation, the relevant currency’s interest rate, and the relevant hard-currency security’s credit spread. The Fund may invest in instruments whose return is based on the return of an emerging market security such as a derivative instrument, rather than investing directly in emerging market securities.

While the Fund may purchase securities of any maturity or duration, under normal conditions, the Adviser expects the portfolio’s average duration to range between two and ten years.

The Fund’s holdings may include issues denominated in currencies of emerging countries, investment companies (like country funds) that invest in emerging countries, and American Depositary Receipts, and similar types of investments, representing emerging markets securities.

The Fund may invest up to 20% of its net assets in securities issued by other investment companies (each an “Underlying Fund”), including exchange-traded funds (“ETFs”). The Fund may also invest in money market funds, but these investments are not subject to this limitation. The Fund may invest in ETFs to participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.

Below Investment Grade Securities. Below investment grade securities (sometimes referred to as “junk bonds”) are more speculative than higher-rated securities. These securities have a much greater risk of default and may be more volatile than higher-rated securities of similar maturity. These securities may be less liquid and more difficult to value than higher-rated securities.

Credit. Credit risk is the risk that the issuer or guarantor of a debt security or the counterparty to an over-the-counter contract (including many derivatives) will be unable or unwilling to make timely principal, interest or settlement payments or otherwise honor its obligations. The Fund invests in debt securities that are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the value of the securities.

Currency Management Strategies. Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund’s exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser anticipates.

Debt Securities. Debt securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Derivatives. The use of derivatives, such as swap agreements, options, warrants, futures contracts, currency forwards and structured notes, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying currency security, asset, index or reference rate. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. Also, a liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over the counter instruments may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to counterparty risk.

Emerging Markets Securities. Emerging markets securities typically present even greater exposure to the risks described under “Foreign Securities” and may be particularly sensitive to certain economic changes. Emerging markets securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade.

Foreign Currency. Investments in global markets or securities that are denominated in foreign currencies give rise to foreign currency exposure. The U.S. dollar value of these investments will vary depending on changes in exchange rates and the performance of the underlying assets.

Foreign Securities. Foreign investments are subject to greater risks than U.S. domestic investments. These additional risks may include exchange rate fluctuations and exchange controls; less publicly available information; more volatile or less liquid securities markets; and the possibility of arbitrary action by foreign governments, or political, economic or social instability. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

Hedging. Losses or gains generated by a derivative or other instrument or practice used by the Fund for hedging purposes (including for hedging interest rate risk and credit risk) should be substantially offset by gains or losses on the hedged investment. However, the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Investments in Other Investment Companies. The Fund’s investment in another investment company may subject the Fund indirectly to the underlying risks of the investment company. The Fund also will bear its share of the underlying investment company’s fees and expenses, which are in addition to the Fund’s own fees and expenses.

Market. Market risk refers to the risk that the market prices of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. In general, equity securities tend to have greater price volatility than debt securities.

Non-Diversification. A non-diversified fund’s greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's share price and return will fluctuate with changes in the market value of the Fund's portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	A non-diversified fund's greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund's portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance and one or more other performance measures. For instance, the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified (GBI-EM) tracks local currency bonds issued by emerging markets governments and spans over 15 countries. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Furthermore, the Fund implemented changes to its principal investment strategies on May 1, 2013. If the Fund had invested its assets in accordance with its current principal investment strategies since inception, the performance of the Fund would have been different than that shown below.

Fees and expenses imposed under your variable annuity contract and/or variable life insurance policy are not reflected; if these amounts were reflected, returns would be lower than those shown. Additionally, large purchases and/or redemptions of shares of a class, relative to the amount of assets represented by the class, may cause the annual returns for each class to differ. Updated performance information for the Fund is available on the Van Eck website at vaneck.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance and one or more other performance measures.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vaneck.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	INITIAL CLASS: Annual Total Returns (%) as of 12/31 (1)
Annual Return 2003	rr_AnnualReturn2003	18.16%
Annual Return 2004	rr_AnnualReturn2004	9.15%
Annual Return 2005	rr_AnnualReturn2005	(3.03%)
Annual Return 2006	rr_AnnualReturn2006	6.48%
Annual Return 2007	rr_AnnualReturn2007	9.71%
Annual Return 2008	rr_AnnualReturn2008	3.61%
Annual Return 2009	rr_AnnualReturn2009	5.98%
Annual Return 2010	rr_AnnualReturn2010	6.20%
Annual Return 2011	rr_AnnualReturn2011	8.14%
Annual Return 2012	rr_AnnualReturn2012	5.55%
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

(1) On May 1, 2013, the J.P.Morgan Government Bond Index-Emerging Markets Global Diversified replaced the S&P Citigroup World Government Bond Index as the Fund’s broad-based benchmark index. The Fund changed indexes due to changes to the Fund’s principal investment strategies implemented on May 1, 2013. If the Fund had invested its assets in accordance with its current principal investment strategies since inception, the performance of the Fund would have been different than shown.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	+8.36	3Q ’10
Worst Quarter:	-3.89	3Q ’08

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.89%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On May 1, 2013, the J.P.Morgan Government Bond Index-Emerging Markets Global Diversified replaced the S&P Citigroup World Government Bond Index as the Fund's broad-based benchmark index. The Fund changed indexes due to changes to the Fund's principal investment strategies implemented on May 1, 2013. If the Fund had invested its assets in accordance with its current principal investment strategies since inception, the performance of the Fund would have been different than shown.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/12
1 Year	rr_AverageAnnualReturnYear01	5.55%
5 Years	rr_AverageAnnualReturnYear05	5.88%
10 Years	rr_AverageAnnualReturnYear10	6.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1989
J.P. Morgan Government Bond Index-Emerging Markets Global Diversified (reflects no deduction for expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.76%
5 Years	rr_AverageAnnualReturnYear05	8.93%
10 Years	rr_AverageAnnualReturnYear10	12.29%
S&P�� Citigroup World Government Bond Index (reflects no deduction for expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.65%
5 Years	rr_AverageAnnualReturnYear05	5.27%
10 Years	rr_AverageAnnualReturnYear10	6.04%

[1]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.10% of the Fund's average daily net assets per year until May 1, 2014. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

Class S Prospectus | Van Eck VIP Unconstrained Emerging Markets Bond Fund
Van Eck VIP Unconstrained Emerging Markets Bond Fund
INVESTMENT OBJECTIVE
The Van Eck VIP Unconstrained Emerging Markets Bond Fund seeks high total return—income plus capital appreciation—by investing globally, primarily in a variety of debt securities.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not include fees and expenses imposed under your variable annuity contract and/or variable life insurance policy. Because these fees and expenses are not included, the fees and expenses that you will incur will be higher than the fees and expenses set forth in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class S Prospectus Van Eck VIP Unconstrained Emerging Markets Bond Fund S Class
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.18%
Total Annual Fund Operating Expenses		1.43%
Fees/Expenses Waived or Reimbursed	[1]	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.35%
[1]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.35% of the Fund's average daily net assets per year until May 1, 2014. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include fees and expenses imposed under your variable annuity contract and/or variable life insurance policy. Because these fees and expenses are not included, the fees and expenses that you will incur will be higher than the fees and expenses set forth in the example.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem all of your shares at the end of these periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class S Prospectus Van Eck VIP Unconstrained Emerging Markets Bond Fund S Class	137	445	774	1,706

Held
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Class S Prospectus Van Eck VIP Unconstrained Emerging Markets Bond Fund S Class	137	445	774	1,706

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate that the Fund pays higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The Fund’s turnover rate is expected to be significantly higher going forward due to changes to the Fund’s principal investment strategies implemented on May 1, 2013.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its net assets in emerging market debt securities. An instrument will qualify as an emerging market debt security if it is either (i) issued by an emerging market government, quasi- government or corporate entity (regardless of the currency in which it is denominated) or (ii) denominated in the currency of an emerging market country (regardless of the location of the issuer). The Fund may also invest in non-emerging market debt securities. There is no limit on the amount the Fund may invest in one country or in securities denominated in one currency. The Fund may also invest in debt securities rated below investment grade (“junk bonds”). The Fund is considered to be “non-diversified” which means that it may invest in fewer securities than a “diversified” fund.

The Fund invests in debt issued in emerging market and developed market currencies by governments and government- owned, controlled, or related entities (and their agencies and subdivisions), and by corporations. The Fund may invest in corporate bonds, debentures, notes, commercial paper, time deposits, and certificates of deposit, as well as debt obligations, which may have a call on a common stock or commodity by means of a conversion privilege or attached warrants.

The Fund may also invest in emerging market or developed market currencies. The Fund may use derivative instruments denominated in any currency to enhance return, hedge (or protect) the value of its assets against adverse movements in commodity prices, currency exchange rates, interest rates and movements in the securities markets, manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities. The Fund may also use derivative instruments to implement “cross-hedging” strategies, which involve the use of one currency to hedge against the decline in the value of another currency, or to hedge the value of a currency that is embedded in the value of another currency (for example, the value of the Euro that may be embedded in the Polish Zloty). The Fund expects to use forward currency contracts; futures on securities, indices, currencies, commodities, swaps and other investments; options; and interest rate swaps, cross-currency swaps, total return swaps and credit default swaps. The Fund may also invest in credit-linked notes. The notional value of a cash-settled forward currency contract or other derivative instrument on an emerging market currency (or a currency that is embedded in an emerging market currency) or security will be treated as an emerging market debt security for purposes of complying with the Fund’s policy of investing at least 80% of its net assets in emerging market debt securities.

The Adviser has broad discretion to identify countries that it considers to qualify as emerging markets. The Adviser selects emerging market countries and currencies that the Fund will invest in based on the Adviser’s evaluation of economic fundamentals, legal structure, political developments and other specific factors the Adviser believes to be relevant. The Fund’s investment strategy normalizes countries’ economic fundamentals and compares them to the valuations of the relevant asset prices, particularly the relevant currency’s valuation, the relevant currency’s interest rate, and the relevant hard-currency security’s credit spread. The Fund may invest in instruments whose return is based on the return of an emerging market security such as a derivative instrument, rather than investing directly in emerging market securities.

While the Fund may purchase securities of any maturity or duration, under normal conditions, the Adviser expects the portfolio’s average duration to range between two and ten years.

The Fund’s holdings may include issues denominated in currencies of emerging countries, investment companies (like country funds) that invest in emerging countries, and American Depositary Receipts, and similar types of investments, representing emerging markets securities.

The Fund may invest up to 20% of its net assets in securities issued by other investment companies (each an “Underlying Fund”), including exchange-traded funds (“ETFs”). The Fund may also invest in money market funds, but these investments are not subject to this limitation. The Fund may invest in ETFs to participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted.

PRINCIPAL RISKS

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.

Below Investment Grade Securities. Below investment grade securities (sometimes referred to as “junk bonds”) are more speculative than higher-rated securities. These securities have a much greater risk of default and may be more volatile than higher-rated securities of similar maturity. These securities may be less liquid and more difficult to value than higher-rated securities.

Credit. Credit risk is the risk that the issuer or guarantor of a debt security or the counterparty to an over-the-counter contract (including many derivatives) will be unable or unwilling to make timely principal, interest or settlement payments or otherwise honor its obligations. The Fund invests in debt securities that are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the value of the securities.

Currency Management Strategies. Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund’s exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser anticipates.

Debt Securities. Debt securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Derivatives. The use of derivatives, such as swap agreements, options, warrants, futures contracts, currency forwards and structured notes, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying currency security, asset, index or reference rate. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. Also, a liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over the counter instruments may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to counterparty risk.

Emerging Markets Securities. Emerging markets securities typically present even greater exposure to the risks described under “Foreign Securities” and may be particularly sensitive to certain economic changes. Emerging markets securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade.

Foreign Currency. Investments in global markets or securities that are denominated in foreign currencies give rise to foreign currency exposure. The U.S. dollar value of these investments will vary depending on changes in exchange rates and the performance of the underlying assets.

Foreign Securities. Foreign investments are subject to greater risks than U.S. domestic investments. These additional risks may include exchange rate fluctuations and exchange controls; less publicly available information; more volatile or less liquid securities markets; and the possibility of arbitrary action by foreign governments, or political, economic or social instability. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

Hedging. Losses or gains generated by a derivative or other instrument or practice used by the Fund for hedging purposes (including for hedging interest rate risk and credit risk) should be substantially offset by gains or losses on the hedged investment. However, the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Investments in Other Investment Companies. The Fund’s investment in another investment company may subject the Fund indirectly to the underlying risks of the investment company. The Fund also will bear its share of the underlying investment company’s fees and expenses, which are in addition to the Fund’s own fees and expenses.

Market. Market risk refers to the risk that the market prices of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. In general, equity securities tend to have greater price volatility than debt securities.

Non-Diversification. A non-diversified fund’s greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

PERFORMANCE

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance and one or more other performance measures. For instance, the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified (GBI-EM) tracks local currency bonds issued by emerging markets governments and spans over 15 countries. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Furthermore, the Fund implemented changes to its principal investment strategies on May 1, 2013. If the Fund had invested its assets in accordance with its current principal investment strategies since inception, the performance of the Fund would have been different than that shown below.

The Fund’s Class S shares have not yet commenced operations. Accordingly, the annual total returns of the Fund’s Initial Class shares are shown for all time periods. Class S shares would have substantially similar annual returns as the Initial Class shares because the shares would be invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

Fees and expenses imposed under your variable annuity contract and/or variable life insurance policy are not reflected; if these amounts were reflected, returns would be lower than those shown. Additionally, large purchases and/or redemptions of shares of a class, relative to the amount of assets represented by the class, may cause the annual returns for each class to differ. Updated performance information for the Fund is available on the Van Eck website at vaneck.com.

INITIAL CLASS: Annual Total Returns (%) as of 12/31 (1)

(1) On May 1, 2013, the J.P.Morgan Government Bond Index-Emerging Markets Global Diversified replaced the S&P Citigroup World Government Bond Index as the Fund’s broad-based benchmark index. The Fund changed indexes due to changes to the Fund’s principal investment strategies implemented on May 1, 2013. If the Fund had invested its assets in accordance with its current principal investment strategies since inception, the performance of the Fund would have been different than shown.

Best Quarter:
Worst Quarter:

Average Annual Total Returns as of 12/31/12
Average Annual Returns Class S Prospectus Van Eck VIP Unconstrained Emerging Markets Bond Fund	1 Year	5 Years	10 Years	Inception Date
Initial Class	5.55%	5.88%	6.88%	Sep 1, 1989
J.P. Morgan Government Bond Index-Emerging Markets Global Diversified (reflects no deduction for expenses or taxes)	16.76%	8.93%	12.29%
S&P�� Citigroup World Government Bond Index (reflects no deduction for expenses or taxes)	1.65%	5.27%	6.04%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Van Eck VIP Unconstrained Emerging Markets Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Van Eck VIP Unconstrained Emerging Markets Bond Fund seeks high total return—income plus capital appreciation—by investing globally, primarily in a variety of debt securities.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not include fees and expenses imposed under your variable annuity contract and/or variable life insurance policy. Because these fees and expenses are not included, the fees and expenses that you will incur will be higher than the fees and expenses set forth in the table.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate that the Fund pays higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The Fund’s turnover rate is expected to be significantly higher going forward due to changes to the Fund’s principal investment strategies implemented on May 1, 2013.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include fees and expenses imposed under your variable annuity contract and/or variable life insurance policy. Because these fees and expenses are not included, the fees and expenses that you will incur will be higher than the fees and expenses set forth in the example.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem all of your shares at the end of these periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Held
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund invests at least 80% of its net assets in emerging market debt securities. An instrument will qualify as an emerging market debt security if it is either (i) issued by an emerging market government, quasi- government or corporate entity (regardless of the currency in which it is denominated) or (ii) denominated in the currency of an emerging market country (regardless of the location of the issuer). The Fund may also invest in non-emerging market debt securities. There is no limit on the amount the Fund may invest in one country or in securities denominated in one currency. The Fund may also invest in debt securities rated below investment grade (“junk bonds”). The Fund is considered to be “non-diversified” which means that it may invest in fewer securities than a “diversified” fund.

The Fund invests in debt issued in emerging market and developed market currencies by governments and government- owned, controlled, or related entities (and their agencies and subdivisions), and by corporations. The Fund may invest in corporate bonds, debentures, notes, commercial paper, time deposits, and certificates of deposit, as well as debt obligations, which may have a call on a common stock or commodity by means of a conversion privilege or attached warrants.

The Fund may also invest in emerging market or developed market currencies. The Fund may use derivative instruments denominated in any currency to enhance return, hedge (or protect) the value of its assets against adverse movements in commodity prices, currency exchange rates, interest rates and movements in the securities markets, manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities. The Fund may also use derivative instruments to implement “cross-hedging” strategies, which involve the use of one currency to hedge against the decline in the value of another currency, or to hedge the value of a currency that is embedded in the value of another currency (for example, the value of the Euro that may be embedded in the Polish Zloty). The Fund expects to use forward currency contracts; futures on securities, indices, currencies, commodities, swaps and other investments; options; and interest rate swaps, cross-currency swaps, total return swaps and credit default swaps. The Fund may also invest in credit-linked notes. The notional value of a cash-settled forward currency contract or other derivative instrument on an emerging market currency (or a currency that is embedded in an emerging market currency) or security will be treated as an emerging market debt security for purposes of complying with the Fund’s policy of investing at least 80% of its net assets in emerging market debt securities.

The Adviser has broad discretion to identify countries that it considers to qualify as emerging markets. The Adviser selects emerging market countries and currencies that the Fund will invest in based on the Adviser’s evaluation of economic fundamentals, legal structure, political developments and other specific factors the Adviser believes to be relevant. The Fund’s investment strategy normalizes countries’ economic fundamentals and compares them to the valuations of the relevant asset prices, particularly the relevant currency’s valuation, the relevant currency’s interest rate, and the relevant hard-currency security’s credit spread. The Fund may invest in instruments whose return is based on the return of an emerging market security such as a derivative instrument, rather than investing directly in emerging market securities.

While the Fund may purchase securities of any maturity or duration, under normal conditions, the Adviser expects the portfolio’s average duration to range between two and ten years.

The Fund’s holdings may include issues denominated in currencies of emerging countries, investment companies (like country funds) that invest in emerging countries, and American Depositary Receipts, and similar types of investments, representing emerging markets securities.

The Fund may invest up to 20% of its net assets in securities issued by other investment companies (each an “Underlying Fund”), including exchange-traded funds (“ETFs”). The Fund may also invest in money market funds, but these investments are not subject to this limitation. The Fund may invest in ETFs to participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.

Below Investment Grade Securities. Below investment grade securities (sometimes referred to as “junk bonds”) are more speculative than higher-rated securities. These securities have a much greater risk of default and may be more volatile than higher-rated securities of similar maturity. These securities may be less liquid and more difficult to value than higher-rated securities.

Credit. Credit risk is the risk that the issuer or guarantor of a debt security or the counterparty to an over-the-counter contract (including many derivatives) will be unable or unwilling to make timely principal, interest or settlement payments or otherwise honor its obligations. The Fund invests in debt securities that are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the value of the securities.

Currency Management Strategies. Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund’s exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser anticipates.

Debt Securities. Debt securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Derivatives. The use of derivatives, such as swap agreements, options, warrants, futures contracts, currency forwards and structured notes, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying currency security, asset, index or reference rate. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. Also, a liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over the counter instruments may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to counterparty risk.

Emerging Markets Securities. Emerging markets securities typically present even greater exposure to the risks described under “Foreign Securities” and may be particularly sensitive to certain economic changes. Emerging markets securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade.

Foreign Currency. Investments in global markets or securities that are denominated in foreign currencies give rise to foreign currency exposure. The U.S. dollar value of these investments will vary depending on changes in exchange rates and the performance of the underlying assets.

Foreign Securities. Foreign investments are subject to greater risks than U.S. domestic investments. These additional risks may include exchange rate fluctuations and exchange controls; less publicly available information; more volatile or less liquid securities markets; and the possibility of arbitrary action by foreign governments, or political, economic or social instability. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

Hedging. Losses or gains generated by a derivative or other instrument or practice used by the Fund for hedging purposes (including for hedging interest rate risk and credit risk) should be substantially offset by gains or losses on the hedged investment. However, the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Investments in Other Investment Companies. The Fund’s investment in another investment company may subject the Fund indirectly to the underlying risks of the investment company. The Fund also will bear its share of the underlying investment company’s fees and expenses, which are in addition to the Fund’s own fees and expenses.

Market. Market risk refers to the risk that the market prices of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. In general, equity securities tend to have greater price volatility than debt securities.

Non-Diversification. A non-diversified fund’s greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's share price and return will fluctuate with changes in the market value of the Fund's portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	A non-diversified fund's greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund's portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance and one or more other performance measures. For instance, the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified (GBI-EM) tracks local currency bonds issued by emerging markets governments and spans over 15 countries. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Furthermore, the Fund implemented changes to its principal investment strategies on May 1, 2013. If the Fund had invested its assets in accordance with its current principal investment strategies since inception, the performance of the Fund would have been different than that shown below.

The Fund’s Class S shares have not yet commenced operations. Accordingly, the annual total returns of the Fund’s Initial Class shares are shown for all time periods. Class S shares would have substantially similar annual returns as the Initial Class shares because the shares would be invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

Fees and expenses imposed under your variable annuity contract and/or variable life insurance policy are not reflected; if these amounts were reflected, returns would be lower than those shown. Additionally, large purchases and/or redemptions of shares of a class, relative to the amount of assets represented by the class, may cause the annual returns for each class to differ. Updated performance information for the Fund is available on the Van Eck website at vaneck.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance and one or more other performance measures.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund's Class S shares have not yet commenced operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vaneck.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	INITIAL CLASS: Annual Total Returns (%) as of 12/31 (1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

(1) On May 1, 2013, the J.P.Morgan Government Bond Index-Emerging Markets Global Diversified replaced the S&P Citigroup World Government Bond Index as the Fund’s broad-based benchmark index. The Fund changed indexes due to changes to the Fund’s principal investment strategies implemented on May 1, 2013. If the Fund had invested its assets in accordance with its current principal investment strategies since inception, the performance of the Fund would have been different than shown.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:
Worst Quarter:

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On May 1, 2013, the J.P.Morgan Government Bond Index-Emerging Markets Global Diversified replaced the S&P Citigroup World Government Bond Index as the Fund's broad-based benchmark index. The Fund changed indexes due to changes to the Fund's principal investment strategies implemented on May 1, 2013. If the Fund had invested its assets in accordance with its current principal investment strategies since inception, the performance of the Fund would have been different than shown.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for expenses or taxes)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/12
J.P. Morgan Government Bond Index-Emerging Markets Global Diversified (reflects no deduction for expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.76%
5 Years	rr_AverageAnnualReturnYear05	8.93%
10 Years	rr_AverageAnnualReturnYear10	12.29%
S&P�� Citigroup World Government Bond Index (reflects no deduction for expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.65%
5 Years	rr_AverageAnnualReturnYear05	5.27%
10 Years	rr_AverageAnnualReturnYear10	6.04%
S Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fees/Expenses Waived or Reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	445
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	774
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,706
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	137
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	445
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	774
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,706
Initial Class
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2003	rr_AnnualReturn2003	18.16%
Annual Return 2004	rr_AnnualReturn2004	9.15%
Annual Return 2005	rr_AnnualReturn2005	(3.03%)
Annual Return 2006	rr_AnnualReturn2006	6.48%
Annual Return 2007	rr_AnnualReturn2007	9.71%
Annual Return 2008	rr_AnnualReturn2008	3.61%
Annual Return 2009	rr_AnnualReturn2009	5.98%
Annual Return 2010	rr_AnnualReturn2010	6.20%
Annual Return 2011	rr_AnnualReturn2011	8.14%
Annual Return 2012	rr_AnnualReturn2012	5.55%
1 Year	rr_AverageAnnualReturnYear01	5.55%
5 Years	rr_AverageAnnualReturnYear05	5.88%
10 Years	rr_AverageAnnualReturnYear10	6.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1989

[1]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.35% of the Fund's average daily net assets per year until May 1, 2014. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2013